Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 150,672	$ 243,179
Short-term deposits	198,056	259,000
Accounts receivable, net of allowance for credit losses of $0.7 million and $0.5 million as of September 30, 2022 and December 31, 2021	140,258	129,382
Inventories	170,434	129,147
Prepaid expenses	8,146	6,871
Other current assets	26,838	33,123
Total current assets	694,404	800,702
Non-current assets
Property, plant and equipment, net	194,214	203,295
Goodwill	64,844	65,144
Other intangible assets, net	129,682	152,244
Operating lease right-of-use assets	19,010	14,651
Long-term investments	143,928	28,667
Other non-current assets	21,309	12,519
Total non-current assets	572,987	476,520
Total assets	1,267,391	1,277,222
Current liabilities
Accounts payable	67,957	51,976
Accrued expenses and other current liabilities	55,152	55,358
Accrued compensation and related benefits	34,862	44,684
Deferred revenues - short term	48,735	51,174
Operating lease liabilities - short term	6,977	7,276
Total current liabilities	213,683	210,468
Non-current liabilities
Deferred revenues - long term	23,581	21,133
Deferred income taxes - long term	4,084	7,341
Operating lease liabilities - long term	11,738	7,693
Contingent consideration - long term	38,551	53,478
Other non-current liabilities	27,028	21,095
Total non-current liabilities	104,982	110,740
Total liabilities	318,665	321,208
Contingencies (see note 12)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 66,784 thousand shares and 65,677 thousand shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	186	182
Additional paid-in capital	3,037,225	3,012,481
Accumulated other comprehensive loss	(14,223)	(8,771)
Accumulated deficit	(2,074,462)	(2,047,878)
Total equity	948,726	956,014
Total liabilities and equity	$ 1,267,391	$ 1,277,222